UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07831

FMI Funds, Inc.
(Exact name of registrant as specified in charter)

100 East Wisconsin Avenue, Suite 2200
Milwaukee, Wisconsin  53202
(Address of principal executive offices) (Zip code)

Ted D. Kellner
Fiduciary Management, Inc.
100 East Wisconsin Avenue, Suite 2200
Milwaukee, WI  53202
(Name and address of agent for service)

414-226-4555
Registrant's telephone number, including area code

Date of fiscal year end: SEPTEMBER 30

Date of reporting period: JUNE 30, 2010

Item 1. Schedule of Investments.

FMI Focus Fund
SCHEDULE OF INVESTMENTS
June 30, 2010 (Unaudited)

Shares or Principal Amount		Value
LONG-TERM INVESTMENTS - 86.3%(a)
COMMON STOCKS - 85.0%(a)
COMMERCIAL SERVICES SECTOR - 4.1%
	Advertising/Marketing Services - 1.4%
792,900	The Interpublic Group of Companies, Inc. *	$5,653,377
	Miscellaneous Commercial Services - 2.7%
307,230	Cardtronics, Inc. *	3,981,701
298,100	Cintas Corp.	7,145,457
		11,127,158
CONSUMER DURABLES SECTOR - 1.7%
	Recreational Products - 1.7%
187,300	Brunswick Corp.	2,328,139
453,500	Winnebago Industries, Inc. *	4,507,790
		6,835,929
CONSUMER NON-DURABLES SECTOR - 2.7%
	Apparel/Footwear - 2.7%
904,800	Liz Claiborne, Inc. *	3,818,256
376,895	Volcom, Inc. *	6,998,940
		10,817,196
CONSUMER SERVICES SECTOR - 2.7%
	Hotels/Resorts/Cruiselines - 0.8%
138,400	Royal Caribbean Cruises Ltd. *	3,151,368
	Restaurants - 1.9%
368,500	Burger King Holdings Inc.	6,205,540
92,800	Red Robin Gourmet Burgers Inc. *	1,592,448
		7,797,988
DISTRIBUTION SERVICES SECTOR - 4.4%
	Electronics Distributors - 3.0%
315,792	Arrow Electronics, Inc. *	7,057,951
207,900	ScanSource, Inc. *	5,182,947
		12,240,898
	Medical Distributors - 1.4%
194,548	Patterson Companies Inc.	5,550,454
ELECTRONIC TECHNOLOGY SECTOR - 7.6%
	Aerospace & Defense - 1.9%
468,470	Hexcel Corp. *	7,265,970
	Computer Peripherals - 1.2%
227,700	Avid Technology, Inc. *	2,898,621
54,300	NetApp, Inc. *	2,025,933
		4,924,554
	Electronic Equipment/Instruments - 0.6%
256,345	Intermec Inc. *	2,627,536
	Electronic Production Equipment - 1.7%
375,200	MKS Instruments, Inc. *	7,023,744
	Semiconductors - 1.8%
288,800	Altera Corp.	7,165,128
	Telecommunications Equipment - 0.4%
136,100	Ciena Corp. *	1,725,748
ENERGY MINERALS SECTOR - 1.2%
	Coal - 0.7%
155,800	Arch Coal, Inc.	3,086,398
	Oil & Gas Production - 0.5%
116,300	Petrohawk Energy Corp. *	1,973,611
FINANCE SECTOR - 9.5%
	Insurance Brokers/Services - 1.1%
177,700	Arthur J. Gallagher & Co.	4,332,326
	Life/Health Insurance - 3.0%
274,500	Genworth Financial Inc. *	3,587,715
183,400	Reinsurance Group of America, Inc.	8,383,214
		11,970,929
	Multi-Line Insurance - 1.8%
107,183	PartnerRe Ltd.	7,517,816
	Property/Casualty Insurance - 1.2%
414,480	Old Republic International Corp.	5,027,642
	Regional Banks - 2.4%
358,586	Associated Banc-Corp.	4,396,264
273,551	CoBiz Financial, Inc.	1,802,701
31,500	First Interstate BancSystem, Inc.	495,495
27,867	FirstMerit Corp.	477,362
181,100	Sandy Spring Bancorp, Inc.	2,537,211
		9,709,033
HEALTH SERVICES SECTOR - 4.4%
	Health Industry Services - 2.7%
428,000	HealthSouth Corp. *	8,007,880
220,500	Vital Images, Inc. *	2,811,375
		10,819,255
	Medical/Nursing Services - 1.7%
280,094	VCA Antech, Inc. *	6,935,127
HEALTH TECHNOLOGY SECTOR - 5.1%
	Medical Specialties - 3.5%
73,700	Beckman Coulter, Inc.	4,443,373
430,300	Hologic, Inc. *	5,994,079
234,100	Wright Medical Group, Inc. *	3,888,401
		14,325,853
	Pharmaceuticals: Other - 1.6%
228,299	ICON PLC - SP-ADR *	6,595,558
INDUSTRIAL SERVICES SECTOR - 7.0%
	Contract Drilling - 0.9%
165,700	Rowan Companies, Inc. *	3,635,458
	Engineering & Construction - 0.9%
184,000	Chicago Bridge & Iron Co. N.V. NYS *	3,461,040
	Environmental Services - 1.6%
213,100	Republic Services, Inc.	6,335,463
	Oil & Gas Pipelines - 2.0%
133,400	Kinder Morgan Energy Partners, L.P.	8,679,004
	Oilfield Services/Equipment - 1.6%
107,600	Dresser-Rand Group, Inc. *	3,394,780
121,000	Exterran Holdings Inc. *	3,123,010
		6,517,790
PROCESS INDUSTRIES SECTOR - 7.2%
	Chemicals: Major Diversified - 1.9%
304,000	Celanese Corp.	7,572,640
	Chemicals: Specialty - 2.5%
126,381	Cytec Industries Inc.	5,053,976
233,800	Rockwood Holdings Inc. *	5,304,922
		10,358,898
	Containers/Packaging - 2.6%
167,500	Owens-Illinois, Inc. *	4,430,375
225,162	Pactiv Corp. *	6,270,762
		10,701,137
	Industrial Specialties - 0.2%
117,300	Ferro Corp. *	864,501
PRODUCER MANUFACTURING SECTOR - 11.9%
	Electrical Products - 4.0%
208,200	Greatbatch, Inc. *	4,644,942
741,795	Molex Inc. Cl A	11,460,733
		16,105,675
	Industrial Machinery - 4.2%
236,853	Barnes Group Inc.	3,882,021
75,306	Kadant Inc. *	1,311,831
471,553	Kennametal Inc.	11,991,593
		17,185,445
	Metal Fabrication - 0.7%
81,866	Kaydon Corp.	2,690,117
	Miscellaneous Manufacturing - 1.2%
202,700	Brady Corp.	5,051,284
	Trucks/Construction/Farm Machinery - 1.8%
207,028	Columbus McKinnon Corp. *	2,892,181
491,500	The Manitowoc Company, Inc.	4,492,310
		7,384,491
RETAIL TRADE SECTOR - 5.9%
	Apparel/Footwear Retail - 2.1%
145,300	Abercrombie & Fitch Co.	4,459,257
258,490	Zumiez Inc. *	4,164,274
		8,623,531
	Department Stores - 1.4%
120,100	Kohl's Corp. *	5,704,750
	Specialty Stores - 2.4%
84,300	PetSmart, Inc.	2,543,331
294,900	Ulta Salon, Cosmetics & Fragrance, Inc. *	6,977,334
		9,520,665
TECHNOLOGY SERVICES SECTOR - 6.4%
	Data Processing Services - 2.4%
77,000	Fiserv, Inc. *	3,515,820
175,900	Hewitt Associates, Inc. *	6,061,514
		9,577,334
	Information Technology Services - 2.8%
99,400	Citrix Systems, Inc. *	4,197,662
743,500	Sapient Corp.	7,539,090
		11,736,752
	Packaged Software - 1.2%
300,000	Parametric Technology Corp. *	4,701,000
TRANSPORTATION SECTOR - 3.2%
	Air Freight/Couriers - 1.7%
178,900	Roadrunner Transportation Systems, Inc. *	2,542,169
362,500	UTI Worldwide, Inc.	4,487,750
		7,029,919
	Trucking - 1.5%
274,100	Werner Enterprises, Inc.	6,000,049
	Total common stocks (cost $325,374,491)	345,637,539
MUTUAL FUNDS - 1.3%(a)
228,000	SPDR KBW Regional Banking ETF	5,264,520
	Total mutual funds (cost $6,333,724)	5,264,520
	Total long-term investments (cost $331,708,215)	350,902,059

SHORT-TERM INVESTMENTS - 13.6%(a)
	Variable Rate Demand Note - 13.6%
$55,074,729	U.S. Bank, N.A., 0.00%	55,074,729
	Total variable rate demand note (cost $55,074,729)	55,074,729
	Total short-term investments (cost $55,074,729)	55,074,729
	Total investments - 99.9% (cost $386,782,944)	405,976,788
	Other assets, less liabilities - 0.1% (a)	456,185
	TOTAL NET ASSETS - 100.0%	$406,432,973

*	Non-income producing security.
(a)	Percentages for the various classifications relate to net assets.
ETF -	Exchange Traded Fund
L.P. -	Limited Partnership
N.V. -	Netherlands Antilles Limited Liability Corp
NYS -	New York Registered Shares
PLC -	Public Limited Company
SP-ADR -	Sponsored American Depositary Receipts

As of June 30, 2010, investment cost for federal tax purposes was $386,782,944 and the tax components of unrealized appreciation/depreciation were as follows:

Aggregate gross unrealized appreciation	$53,226,157
Aggregate gross unrealized depreciation	(34,032,313)
Net unrealized appreciation	$19,193,844	+

+
Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes  to the Financial Statements in the Fund’s most recent semi-annual or annual report.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure
The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of June 30, 2010, based on the inputs used to value them:

Valuation Inputs	Investments in Securities
Level 1 – Common Stocks	$345,637,539
Mutual Funds	5,264,520
Total Level 1	350,902,059

Level 2 – Short-Term Variable Rate Demand Note	55,074,729
Level 3 –	—
Total	$405,976,788

FMI Large Cap Fund
SCHEDULE OF INVESTMENTS
June 30, 2010 (Unaudited)

Shares or Principal Amount		Value
COMMON STOCKS - 93.5%(a)
COMMERCIAL SERVICES SECTOR - 6.3%
	Financial Publishing/Services - 2.9%
2,751,000	McGraw-Hill Companies, Inc.	$77,413,140
	Miscellaneous Commercial Services - 3.4%
3,873,000	Cintas Corp.	92,835,810
CONSUMER NON-DURABLES SECTOR - 13.0%
	Beverages: Alcoholic - 4.1%
1,764,000	Diageo PLC - SP-ADR	110,673,360
	Food: Major Diversified - 5.2%
2,864,000	Nestlé S.A. - SP-ADR	138,159,360
	Household/Personal Care - 3.7%
1,658,000	Kimberly-Clark Corp.	100,524,540
CONSUMER SERVICES SECTOR - 3.9%
	Media Conglomerates - 3.9%
3,653,000	Time Warner Inc.	105,608,230
DISTRIBUTION SERVICES SECTOR - 10.7%
	Food Distributors - 4.4%
4,153,000	Sysco Corp.	118,651,210
	Medical Distributors - 3.3%
2,761,000	AmerisourceBergen Corp.	87,661,750
	Wholesale Distributors - 3.0%
821,000	W.W. Grainger, Inc.	81,648,450
ELECTRONIC TECHNOLOGY SECTOR - 3.8%
	Electronic Components - 3.8%
3,984,000	Tyco Electronics Ltd.	101,113,920
FINANCE SECTOR - 13.3%
	Financial Conglomerates - 2.9%
1,948,000	American Express Co.	77,335,600
	Major Banks - 4.8%
5,189,000	Bank of New York Mellon Corp.	128,116,410
	Property/Casualty Insurance - 5.6%
1,885,000	Berkshire Hathaway Inc. - Cl B *	150,215,650
HEALTH TECHNOLOGY SECTOR - 8.6%
	Medical Specialties - 8.6%
2,234,000	CareFusion Corp. *	50,711,800
2,118,000	Covidien PLC	85,101,240
3,206,000	DENTSPLY International Inc.	95,891,460
		231,704,500
INDUSTRIAL SERVICES SECTOR - 2.0%
	Oilfield Services/Equipment - 2.0%
965,000	Schlumberger Ltd.	53,403,100
PROCESS INDUSTRIES SECTOR - 2.7%
	Chemicals: Agricultural - 2.7%
1,560,000	Monsanto Co.	72,103,200
PRODUCER MANUFACTURING SECTOR - 9.4%
	Industrial Conglomerates - 9.4%
1,800,000	3M Co.	142,182,000
3,143,000	Tyco International Ltd.	110,727,890
		252,909,890
RETAIL TRADE SECTOR - 7.0%
	Discount Stores - 4.7%
2,644,000	Wal-Mart Stores, Inc.	127,097,080
	Specialty Stores - 2.3%
3,165,000	Staples, Inc.	60,293,250
TECHNOLOGY SERVICES SECTOR - 8.8%
	Data Processing Services - 4.4%
2,891,000	Automatic Data Processing, Inc.	116,391,660
	Information Technology Services - 4.4%
3,076,000	Accenture PLC	118,887,400
TRANSPORTATION SECTOR - 4.0%
	Air Freight/Couriers - 4.0%
1,907,000	United Parcel Service, Inc. - Cl B	108,489,230
	Total common stocks (cost $2,434,332,138)	2,511,236,740

SHORT-TERM INVESTMENTS - 7.3%(a)
	Commercial Paper - 7.3%
$196,500,000	U.S. Bank, N.A., 0.10%, due 07/01/10	196,500,000
	Total commercial paper (cost $196,500,000)	196,500,000
	Total short-term investments (cost $196,500,000)	196,500,000
	Total investments - 100.8% (cost $ 2,630,832,138)	2,707,736,740
	Liabilities, less cash and receivables - (0.8%) (a)	(21,418,722)
	TOTAL NET ASSETS - 100.0%	$2,686,318,018

*	Non-income producing security.
(a)	Percentages for the various classifications relate to net assets.
PLC -	Public Limited Company
SP-ADR -	Sponsored American Depositary Receipts

As of June 30, 2010, investment cost for federal tax purposes was $2,630,832,138 and the tax components of unrealized appreciation/depreciation were as follows:

Aggregate gross unrealized appreciation	$183,992,852
Aggregate gross unrealized depreciation	(107,088,250)
Net unrealized appreciation	$76,904,602	+

+
Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements in the Fund’s most recent semi-annual or annual report.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure
The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of June 30, 2010, based on the inputs used to value them:

Valuation Inputs	Investments in Securities
Level 1 – Common Stocks	$2,511,236,740

Level 2 – Short-Term Commercial Paper	196,500,000
Level 3 –	—
Total	$2,707,736,740

Item 2. Controls and Procedures.

(a)
The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 270.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   FMI Funds, Inc.

By (Signature and Title)      /s/Ted D. Kellner
Ted D. Kellner, President

Date   July 21, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Ted D. Kellner
Ted D. Kellner, President

Date   July 21, 2010

By (Signature and Title)      /s/Ted D. Kellner
Ted D. Kellner, Treasurer

Date   July 21, 2010